Additional Information to the Statements of Comprehensive Loss (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income:
Interest-income revaluation of bank deposits	$ 175	$ 44	$ 22
Revaluation of warrants	62		38
Exchange rate differences			73
Finance income	237	44	133
Finance expense:
Liability in respect of research and development grants	969	519	273
Interest expense and amortization of deferred costs- loan from bank	283	354	87
Bank commissions	108	41	47
Revaluation of warrants		28
Exchange rate differences	192	258
Interest expense of lease liability	115
Finance expense	$ 1,667	$ 1,200	$ 407